Vessels, net	6 Months Ended
Jun. 30, 2026
Vessels, net [Abstract]
Vessels, net
4. (a)	Vessels, net:

The balances in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2025	311,593	(43,127)	268,466
— Foreign currency translation differences	(827)	12	(815)
— Depreciation	-	(5,051)	(5,051)
Balance, June 30, 2026	310,766	(48,166)	262,600

As of June 30, 2026 title of ownership is held by the relevant lenders in respect of vessels with a carrying value of $237,283 to secure the relevant sale and lease back financing transactions and in the case of vessels financed via bank loans a vessel with a carrying value of $25,317 has been mortgaged as security under its respective loan facility.

4. (b)	Advances for vessels under construction:

An analysis of Advances for vessels under construction is as follows:

Advances for vessels under construction
Balance, December 31, 2025	18,207
— Advances paid	61,020
— Capitalized expenses	1,259
— Capitalized Imputed Interest	1,156
— Disposals	(18,292)
— Foreign currency translation differences	(409)
Balance, June 30, 2026	62,941